First Trust RBA American Industrial Renaissance ETF Shareholder Fees	Sep. 30, 2025
First Trust RBA American Industrial Renaissance ETF | First Trust RBA American Industrial Renaissance ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%